Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables) [Abstract]
Depreciation is calculated under the straight-line method, based on the estimated useful lives, in years

The assets' residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis if appropriate. Depreciation is calculated under the straight-line method, based on the estimated useful lives as shown below (in years):

	December 31,
	2017	2016
Data processing equipment	2,5 to 5	2,5 to 5
Furniture and fittings	10	10
Facilities	10	10
Leasehold improvements	10	10
Machinery and equipment	5 to 10	10
Vehicles	5	-